PROVISION FOR ENVIRONMENTAL REHABILITATION - Decommissioning Restoration and Rehabilitation Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Opening balance	R 558.7	R 616.8
Unwinding of provision	51.0	58.6	R 56.3
Addition of environmental rehabilitation liability recognised to related asset	34.7	0.0
Change in estimate of environmental rehabilitation provision recognised in profit or loss	(13.1)	(98.0)	(11.6)
Change in estimate of environmental rehabilitation recognised to decommissioning asset	114.9	7.4
Provision used, other provisions	(24.8)	(26.1)
Closing balance	721.4	558.7	R 616.8
Ongoing rehabilitation expenditure	(19.7)	(19.3)
Total increase (decrease) in other provisions	(44.5)	(45.4)
To reduce liabilities with a related asset
Disclosure of other provisions [line items]
Provision used, other provisions	(24.8)	(26.1)
To reduce liabilities without a related asset
Disclosure of other provisions [line items]
Provision used, other provisions	R 0.0	R 0.0